Segment and Geographic Information - Revenue By Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 5,888.3	$ 6,633.2	$ 6,142.7
ATS
Disclosure of operating segments [line items]
Revenue	$ 2,285.6	$ 2,209.7	$ 1,958.6
Percentage of entity's revenue (percent)	39.00%	33.00%	32.00%
CCS
Disclosure of operating segments [line items]
Revenue	$ 3,602.7	$ 4,423.5	$ 4,184.1
Percentage of entity's revenue (percent)	61.00%	67.00%	68.00%